Cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank balances	€ 87,341	€ 128,531
Deposits	121	112,015
Total	€ 87,462	€ 240,546	€ 51,083	€ 182,176